Deferred Production Costs	12 Months Ended
Dec. 31, 2019
Deferred Production Costs [Abstract]
Deferred Production Costs

Note 9 – Deferred Production Costs

Deferred production costs consist of the following:

	December 31,
	2019	2018
Deferred production costs	$28,290,200	23,604,111
Less: accumulated amortization	(17,327,718)	(14,545,267)
Deferred production costs, net	$10,962,482	$9,058,844

Weighted average remaining amortization period at December 31, 2019 (in years)	4.08

During the years ended December 31, 2019 and 2018, production costs of $2,782,451 and $1,663,835 respectively, were expensed and are reflected in multiplatform content costs in the consolidated statements of operations.